Risks and Uncertainties - Additional information (Detail) - Enjoy Technology Inc [Member] £ in Millions, $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)
Concentration Risk [Line Items]
Reimbursement of retention Expenses	$ 0.5	£ 0.9	$ 1.1	£ 0.8	$ 1.1
Percentage of reimbursement of compensation expense plus national insurance to employees under the scheme	80.00%			80.00%	80.00%